Note 13 - Stockholders' Equity - Details of Warrants Outstanding (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of warrants (in shares)	2,060,000	2,068,000
Warrants exercise price per share	$ 8.02	$ 8.02
Warrants Expiring in April 2032 [Member]
Warrants exercise price per share		$ 8.02	$ 8.02